Condensed Consolidated Statements of Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Other comprehensive income (loss), tax	$ 3	$ 19	$ 28	$ 23	$ 4	$ 22	$ 57